Intangible assets, net - Intangible assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Intangible assets, net
Intangible assets	$ 88,144	$ 78,370
Less: accumulated amortization	(40,974)	(34,476)
Less: impairment	(3,612)	(3,513)
Intangible assets, net	43,558	40,381
Software
Intangible assets, net
Intangible assets	32,435	23,923
Distribution and licensing rights
Intangible assets, net
Intangible assets	34,955	34,176
Trademark
Intangible assets, net
Intangible assets	37	40
Patents
Intangible assets, net
Intangible assets	303	380
Developed technology
Intangible assets, net
Intangible assets	$ 20,414	$ 19,851